Summary of Accounting Policies - Internal Use Software Assets/Accounts Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capitalized software development costs, net of amortization	$ 79	$ 66
Capitalized Computer Software, Amortization	$ 15	12	$ 13
Minimum [Member]
Finite useful life of intangible assets	3 years
Minimum [Member] | Software Development
Finite useful life of intangible assets	3 years
Maximum [Member]
Finite useful life of intangible assets	50 years
Maximum [Member] | Software Development
Finite useful life of intangible assets	12 years
Accounts Payable
Accounts payable	$ 77	99
Accrued compensation	$ 20	$ 27